IFRS 7 Disclosure - Market Risk - Structural Balance Sheet Interest Rate Sensitivity (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Hundred basis point increase [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	$ (1,736)	$ (1,483)
Pre tax earnings sensitivity over the next twelve month	357	367
Hundred basis point increase [member] | Canada [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	(986)
Pre tax earnings sensitivity over the next twelve month	104
Hundred basis point increase [member] | United States [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	(750)
Pre tax earnings sensitivity over the next twelve month	252
Hundred basis point decrease [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	1,063	660
Pre tax earnings sensitivity over the next twelve month	(322)	$ (210)
Hundred basis point decrease [member] | Canada [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	983
Pre tax earnings sensitivity over the next twelve month	(26)
Hundred basis point decrease [member] | United States [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	80
Pre tax earnings sensitivity over the next twelve month	$ (296)